Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net
	December 31
	2021	2022
	US$ thousands

Machinery and equipment	17,305	19,298
Office furniture and equipment	1,129	1,190
Leasehold improvements	3,406	3,472

Property, plant and equipment	21,840	23,960

Accumulated depreciation	(17,264)	(19,472)

Property, Plant and equipment, net	4,576	4,488